                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
                       Certified Shareholder Report of
                  Registered Management Investment Companies

                                  811-21249

                     (Investment Company Act File Number)

             Federated Premier Intermediate Municipal Income Fund
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 11/30/06

               Date of Reporting Period: Six months ended 5/31/06

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Premier Municipal Income Fund

Federated Premier Intermediate Municipal Income Fund

4TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2006

Federated Investors'
Closed-End Municipal Funds

Established 2002

FINANCIAL HIGHLIGHTS
PORTFOLIOS OF INVESTMENTS SUMMARY TABLES
PORTFOLIOS OF INVESTMENTS
STATEMENTS OF ASSETS AND LIABILITIES
STATEMENTS OF OPERATIONS
STATEMENTS OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
DISCLOSURE UPDATE
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,				Period Ended
	5/31/2006		2005		2004		11/30/2003	[1]
Net Asset Value, Beginning of Period	$15.05		$14.66		$14.56		$14.33
Income From Investment Operations:
Net investment income	0.56	[2]	1.12	[2]	1.13	[2]	0.98	[2]
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.07)		0.43		0.07		0.32
Distributions to preferred shareholders from net investment income	(0.14	) [3]	(0.19	) [3]	(0.10	) [3]	(0.08	) [3]
TOTAL FROM INVESTMENT OPERATIONS	0.35		1.36		1.10		1.22
Less Distributions to Common Shareholders:
From net investment income	(0.44)		(0.97)		(1.00)		(0.84)
Capital Charges With Respect to Issuance of:
Common shares	--		--		--		(0.03)
Preferred shares	--		--		--		(0.12)
TOTAL CAPITAL CHARGES	--		--		--		(0.15)
Net Asset Value, End of Period	$14.96		$15.05		$14.66		$14.56
Market Price, End of Period	$14.89		$14.44		$14.31		$14.25
Total Return at Net Asset Value [4]	2.33%		9.49%		8.05%		7.70%
Total Return at Market Price [5]	6.18%		7.75%		7.76%		0.70%

Ratios to Average Net Assets:
Net expenses [6]	0.85	% [7]	0.85%		0.85%		0.77	% [7]
Net investment income [8]	5.61	% [7]	6.16%		7.13%		6.68	% [7]
Expense waiver/reimbursement [9]	0.15	% [7]	0.14%		0.17%		0.12	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$91,496		$92,013		$89,590		$88,951
Portfolio turnover	4%		3%		12%		54%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
5/31/2006	$53,675,000	$67,616	$50,028	$25,014	$25,000
11/30/2005	$53,675,000	$67,857	$50,024	$25,012	$25,000
11/30/2004	$53,675,000	$66,728	$50,010	$25,005	$25,000
11/30/2003 [10]	$53,675,000	$66,430	$50,004	$25,002	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized. Total returns for the periods ended November 30, 2004 and 2003 were calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total returns would have been 7.89% and 7.67%.

5 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year, if any, are not annualized.

6 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

7 Computed on an annualized basis.

8 Ratios reflect reductions for dividend payments to preferred shareholders.

9 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

10 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,				Period Ended
	5/31/2006		2005		2004		11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.41		$14.53		$14.65		$14.33
Income From Investment Operations:
Net investment income	0.48	[2]	0.92	[2]	0.90	[2]	0.79	[2]
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.05)		(0.08)		(0.14)		0.40
Distributions to preferred shareholders from net investment income	(0.14	) [3]	(0.20	) [3]	(0.10	) [3]	(0.08	) [3]
TOTAL FROM INVESTMENT OPERATIONS	0.29		0.64		0.66		1.11
Less Distributions to Common Shareholders:
From net investment income	(0.35)		(0.76)		(0.78)		(0.64)
Capital Charges With Respect to Issuance of:
Common shares	--		--		--		(0.03)
Preferred shares	--		--		--		(0.12)
TOTAL CAPITAL CHARGES	--		--		--		(0.15)
Net Asset Value, End of Period	$14.35		$14.41		$14.53		$14.65
Market Price, End of Period	$13.24		$12.68		$13.50		$13.47
Total Return at Net Asset Value [4]	1.99%		4.46%		5.03%		7.05%
Total Return at Market Price [5]	7.16%		(0.66)%		6.14%		(5.97)%

Ratios to Average Net Assets:
Net expenses [6]	0.89	% [7]	0.89%		0.89%		0.80	% [7]
Net investment income [8]	4.67	% [7]	4.97%		5.51%		5.20	% [7]
Expense waiver/reimbursement [9]	0.08	% [7]	0.08%		0.07%		0.04	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$99,660		$100,124		$100,908		$101,782
Portfolio turnover	32%		15%		11%		41%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share
5/31/2006	$61,025,000	$65,828	$50,004	$25,002	$25,000
11/30/2005	$61,025,000	$66,017	$50,004	$25,002	$25,000
11/30/2004	$61,025,000	$66,339	$50,016	$25,008	$25,000
11/30/2003 [10]	$61,025,000	$66,697	$50,008	$25,004	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Based on average shares outstanding.

3 The amounts shown are based on Common Share equivalents.

4 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized. Total returns for the periods ended November 30, 2004 and 2003 were calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total returns would have been 4.63% and 6.83%.

5 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year, if any, are not annualized.

6 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

7 Computed on an annualized basis.

8 Ratios reflect reductions for dividend payments to preferred shareholders.

9 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

10 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Federated Premier Municipal Income Fund - Portfolio of Investments Summary Table

At May 31, 2006, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Investments [2]
Insured	36.3%
Hospital	17.1%
Prerefunded	11.7%
Senior Care	8.6%
Special Tax	8.2%
Education	4.3%
IDB/PCR	3.5%
Tobacco	2.8%
Electric & Gas	2.3%
General Obligation--State	2.2%
Other [3]	3.0%
TOTAL	100.0%

1 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt is paid from escrowed funds, usually U.S. government securities.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other".

Portfolio of Investments - Federated Premier Municipal Income Fund

May 31, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--100.0%
		Alabama--1.9%
$550,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	$548,664
2,000,000		Jefferson County, AL Sewer System, Capital Improvement Warrants (Series 2002D), 5.25% (U.S. Treasury PRF 8/1/2012 @100)(FGIC INS), 2/1/2026	2,151,960
		TOTAL	2,700,624
		Arizona--2.2%
500,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facilities Tax Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2024	515,615
1,000,000		Arizona Tourism & Sports Authority, Multipurpose Stadium Facility Tax Revenue Bonds (Series A), 5.375% (MBIA Insurance Corp. INS), 7/1/2022	1,068,150
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	804,233
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	813,863
		TOTAL	3,201,861
		Arkansas--0.8%
1,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/( U.S. Treasury PRF 2/1/2010 @100)/(Original Issue Yield: 7.50%), 2/1/2029	1,116,500
		California--5.3%
1,000,000		California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series A), 5.375% (U.S. Treasury PRF 5/1/2012 @101)/(Original Issue Yield: 5.48%), 5/1/2022	1,093,890
2,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	2,104,260
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	1,058,370
250,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (Original Issue Yield: 7.00%), 6/1/2039	279,482
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90%, 6/1/2042	896,700
500,000		La Verne, CA, Revenue Certificates of Participation (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	541,305
1,500,000		Upland, CA Public Financing Authority, Water System Improvement Lease Revenue Bonds (Issue of 2003), 5.00% (AMBAC INS), 10/1/2027	1,546,320
		TOTAL	7,520,327
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--4.1%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	$792,787
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	1,002,880
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	554,125
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	1,070,470
250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, 12/1/2034	264,912
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, 12/1/2032	556,210
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (Original Issue Yield: 6.28%), 12/1/2033	1,089,310
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue Yield: 7.05%), 12/1/2024	547,185
		TOTAL	5,877,879
		Connecticut--2.4%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	1,306,712
2,000,000		Connecticut State Transportation Infrastructure Authority, Transportation Infrastructure Special Tax Revenue Bonds (Series 2002B), 5.00% (AMBAC INS), 12/1/2022	2,075,340
		TOTAL	3,382,052
		District of Columbia--2.0%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,826,200
		Florida--6.9%
600,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.60% (Nova Southeastern University)/(Original Issue Yield: 5.625%), 4/1/2029	621,636
400,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/ (U.S. Treasury PRF 10/1/2012 @102), 10/1/2033	494,844
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	1,602,286
1,290,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,399,031
2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	2,070,560
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$400,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.00%, 5/1/2024	$431,288
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	426,704
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,108,550
500,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	503,765
1,060,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	1,143,941
		TOTAL	9,802,605
		Hawaii--1.1%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,612,646
		Illinois--4.5%
1,000,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	1,050,280
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028	2,600,325
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,072,960
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	1,030,190
625,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	642,325
		TOTAL	6,396,080
		Indiana--1.3%
1,930,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	1,924,499
		Kansas--2.2%
3,000,000		Wichita, KS Water & Sewer Utility, Revenue Bonds (Series 2003), 5.00% (FGIC INS), 10/1/2021	3,115,410
		Kentucky--1.1%
1,500,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	1,615,305
		Massachusetts--2.2%
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,080,130
2,000,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences), 7/1/2033	2,094,580
		TOTAL	3,174,710
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--3.0%
$2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/( U.S. Treasury PRF 5/1/2012 @100), 5/1/2018	$2,212,620
1,000,000		Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2024	1,035,000
1,000,000		Melvindale-Northern Allen Park, MI School District, Building & Site LT GO Bonds, 5.00% (U.S. Treasury PRF 11/1/2012 @100), 5/1/2023	1,064,040
		TOTAL	4,311,660
		Minnesota--0.7%
900,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/( U.S. Treasury PRF 8/1/2008 @103)/(Original Issue Yield: 7.50%), 8/1/2029	989,937
		Mississippi--1.7%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	2,354,200
		Missouri--0.4%
500,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	514,285
		Nevada--1.9%
650,000	[1]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	671,288
2,000,000		Truckee Meadows, NV Water Authority, Water Revenue Bonds (Series 2001A), 5.00% (FSA INS)/(Original Issue Yield: 5.36%), 7/1/2025	2,067,300
		TOTAL	2,738,588
		New Hampshire--2.3%
3,000,000		Manchester, NH School Facilities, Revenue Bonds, 5.50% (U.S. Treasury PRF 6/1/2013 @100), 6/1/2028	3,271,050
		New Jersey--1.8%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	530,675
300,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.80% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.82%), 11/1/2031	316,014
600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	618,114
1,000,000		New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian Court College), 7/1/2033	1,102,270
		TOTAL	2,567,073
		New Mexico--0.6%
750,000	[1]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	784,477
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--5.4%
$750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	$814,958
750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/ (Original Issue Yield: 5.25%), 7/1/2022	765,660
3,000,000		Metropolitan Transportation Authority, NY, Service Contract Revenue Refunding Bonds, (Series A), 5.00% (FGIC INS)/(Original Issue Yield: 5.14%), 7/1/2022	3,110,970
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	846,576
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2019	2,131,320
		TOTAL	7,669,484
		North Carolina--3.5%
1,000,000		Appalachian State University, NC, Revenue Bonds, (Series 2003 A), 5.125% (FGIC INS), 5/1/2021	1,048,450
1,000,000		Haywood County, NC Industrial Facilities & Pollution Control Financing Authority, Refunding Revenue Bonds, 6.00% (Champion International Corp.), 3/1/2020	1,021,060
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,049,920
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	842,328
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 1/1/2019	1,060,990
		TOTAL	5,022,748
		North Dakota--2.9%
2,000,000		Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/(FSA INS)/(Original Issue Yield: 5.70%), 6/1/2021	2,121,480
2,000,000		Ward County, ND Health Care Facility, Revenue Bonds (Series A), 6.25% (Trinity Obligated Group, ND)/(Original Issue Yield: 6.375%), 7/1/2026	2,068,700
		TOTAL	4,190,180
		Ohio--0.7%
1,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	1,033,150
		Pennsylvania--4.6%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), 11/15/2030	1,383,356
360,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(Original Issue Yield: 7.50%), 1/1/2035	391,457
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$935,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/( U.S. Treasury PRF 1/1/2013 @101)/(Original Issue Yield: 7.50%), 1/1/2035	$1,115,913
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CDC IXIS Financial Guaranty N.A. INS), 5/1/2031	2,061,440
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	541,115
1,000,000		Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2023	1,065,120
		TOTAL	6,558,401
		South Carolina--4.4%
1,000,000		Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 5/1/2023	1,034,300
1,940,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375% (FGIC INS), 6/1/2023	2,083,987
2,500,000		South Carolina Jobs-EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,611,850
500,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Bonds (Series 2002D), 5.00% (Santee Cooper)/(FSA INS), 1/1/2020	520,015
		TOTAL	6,250,152
		South Dakota--1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,810,900
		Tennessee--3.9%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance), 7/1/2025	2,319,880
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%), 7/1/2033	1,601,036
1,500,000		Knox County, TN Health Education & Housing Facilities Board, Revenue Bonds, 6.375% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.50%), 4/15/2022	1,579,755
		TOTAL	5,500,671
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--10.2%
$600,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/ (Original Issue Yield: 7.25%), 11/15/2033	$647,730
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	755,951
2,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004A), 5.25% (FGIC INS), 5/15/2023	2,656,400
200,000		Matagorda County, TX Navigation District No. 1, Collateralized Refunding Revenue Bonds, 5.60% (Centerpoint Energy Houston Electric), 3/1/2027	208,648
4,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	4,182,600
1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/( U.S. Treasury PRF 11/15/2009 @102)/(Original Issue Yield: 7.75%), 11/15/2029	1,519,452
500,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2001C), 5.20% (TXU Energy Co. LLC), 5/1/2028	508,920
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (TXU Energy Co. LLC), 8/1/2022	1,134,473
335,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003A), 5.80% (TXU Energy Co. LLC), 7/1/2022	355,599
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	519,580
1,000,000		Texas State University System, Refunding Revenue Bonds, 5.00% (FSA INS), 3/15/2020	1,036,300
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.75% (Mother Frances Hospital)/(Original Issue Yield: 5.84%), 7/1/2027	1,038,790
		TOTAL	14,564,443
		Virginia--3.6%
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	1,102,170
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	1,322,650
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (U.S. Treasury PRF 12/1/2013 @100)/(Original Issue Yield: 7.625%), 12/1/2032	1,698,816
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	1,065,410
		TOTAL	5,189,046
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Washington--5.0%
$1,000,000		Everett, WA, LT GO Refunding Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2020	$1,040,910
1,910,000		King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 12/1/2021	1,974,711
2,000,000		Washington State, UT GO Bonds (Series 2002B), 5.00% (FSA INS)/(Original Issue Yield: 5.05%), 1/1/2021	2,064,880
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/(Original Issue Yield: 5.09%), 7/1/2022	2,067,100
		TOTAL	7,147,601
		Wisconsin--4.1%
3,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	3,108,930
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	169,520
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	522,425
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	522,030
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	1,059,060
500,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034	515,950
		TOTAL	5,897,915
		TOTAL MUNICIPAL INVESTMENTS--100% (IDENTIFIED COST $134,968,414) [2]	142,632,659
		OTHER ASSETS AND LIABILITIES--NET	2,538,750
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(53,675,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$91,496,409

At May 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $2,797,185 which represents 2.0% of total market value.

2 The cost of investments for federal tax purposes amounts to $134,967,919.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Federated Premier Intermediate Municipal Income Fund -
Portfolio of Investments Summary Table

At May 31, 2006, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Investments [2]
Insured	36.7%
Hospital	13.1%
Senior Care	10.4%
Special Tax	8.1%
Electric & Gas	6.3%
Education	5.0%
Public Power	4.4%
Prerefunded	3.3%
IDB/PCR	3.2%
General Obligation--Local	2.8%
Tobacco	2.3%
Other [3]	4.4%
TOTAL	100.0%

1 Sector classifications and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Prerefunded securities are those whose debt is paid from escrowed funds, usually U.S. government securities.

2 Percentages are based on total investments, which may differ from the Fund's total net assets used in computing the percentages in the Portfolio of Investments which follows.

3 For purposes of this table, sector classifications which constitute less than 2.0% of the Fund's total net assets have been aggregated under the designation "Other".

Portfolio of Investments - Federated Premier Intermediate Municipal Income Fund

May 31, 2006 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--99.6%
		Alabama--1.6%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	$2,042,400
550,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	548,664
		TOTAL	2,591,064
		Alaska--1.6%
2,500,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds, (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	2,631,500
		Arizona--1.0%
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,604,610
		Arkansas--1.3%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(U.S. Treasury PRF 2/1/2010 @100)/(Original Issue Yield: 7.40%), 2/1/2020	1,112,270
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	1,004,980
		TOTAL	2,117,250
		California--6.2%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	1,343,312
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	588,564
1,500,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2014	1,603,710
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (Original Issue Yield: 6.55%), 6/1/2033	2,164,520
1,500,000		San Francisco, CA City & County Airport Commission, Revenue Refunding Bonds (Second Series-Issue 29B), 5.25% (FGIC INS), 5/1/2013	1,626,120
2,500,000		San Francisco, CA State Building Authority, Refunding Revenue Bonds (Series 2005A), 5.00% (California State)/(FGIC INS), 12/1/2015	2,678,225
		TOTAL	10,004,451
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--5.9%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00%, 12/1/2023	$792,787
140,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	139,119
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	501,440
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	531,625
1,265,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,296,309
1,580,000		Colorado Springs, CO Utility System, Revenue Bonds (Series 2003A), 5.00%, 11/15/2021	1,641,699
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40%, 12/1/2016	970,729
1,855,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds, (Series E), 6.00% (MBIA Insurance Corp. INS), 11/15/2011	2,037,569
700,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.125% (Original Issue Yield: 6.25%), 12/1/2025	734,153
295,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	293,144
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (Original Issue Yield: 7.05%), 12/1/2024	547,185
		TOTAL	9,485,759
		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/ (Original Issue Yield: 5.90%), 12/1/2023	781,538
		District Of Columbia--1.3%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC INS), 2/1/2016	1,082,490
1,000,000		District of Columbia, Certificates of Participation, 5.25% (FGIC INS), 1/1/2016	1,076,380
		TOTAL	2,158,870
		Florida--5.7%
600,000	[1,2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033	742,266
500,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	501,925
560,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	560,745
1,000,000		Florida Municipal Loan Council, Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS), 12/1/2019	1,064,830
2,000,000		Florida State Department of Environmental Protection, Revenue Bonds (Series 2003C), 5.00% (AMBAC INS), 7/1/2020	2,090,500
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$505,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	$507,671
70,000		Heritage Harbour South Community Development District, FL, Capital Improvement Revenue Bonds (Series 2002B), 5.40% (Original Issue Yield: 5.50%), 11/1/2008	70,111
750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	821,903
470,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	505,170
1,960,000		Palm Beach County, FL Health Facilities Authority, Revenue Bonds, 5.625% (Adult Communities Total Services, Inc.)/(Original Issue Yield: 5.889%), 11/15/2020	2,003,532
375,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	380,955
		TOTAL	9,249,608
		Georgia--1.9%
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	760,365
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	2,265,102
		TOTAL	3,025,467
		Hawaii--1.0%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,668,839
		Illinois--5.3%
500,000		Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City Project)/(0% Step Coupon 5.90% @ 9/1/2007), 3/1/2027	468,700
1,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2003A), 5.25% (MBIA Insurance Corp. INS), 12/1/2012	1,074,780
1,790,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	1,913,188
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	1,074,850
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	1,029,170
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	905,459
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2024	1,016,090
1,000,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,057,510
		TOTAL	8,539,747
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--0.7%
$1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	$1,076,607
		Iowa--0.3%
500,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	508,695
		Kansas--0.7%
1,055,000		Butler County, KS Union School District No. 394, UT GO Bonds, 5.00% (FSA INS), 9/1/2020	1,104,279
		Kentucky--1.3%
2,000,000		Kentucky EDFA, Revenue Bonds (Series A), 6.25% (Norton Healthcare, Inc.)/ (Original Issue Yield: 6.45%), 10/1/2012	2,133,220
		Louisiana--3.7%
1,535,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/ (MBIA Insurance Corp. INS), 12/1/2014	1,639,733
1,630,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/ (MBIA Insurance Corp. INS), 12/1/2015	1,733,391
1,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2013	1,070,940
1,500,000		West Feliciana Parish, LA, PCR Bonds, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	1,505,460
		TOTAL	5,949,524
		Michigan--5.8%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(U.S. Treasury PRF 5/1/2012 @100), 5/1/2018	2,212,620
2,000,000		Detroit, MI, Refunding UT GO Bonds, (Series C), 5.00% (FSA INS), 4/1/2013	2,114,160
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025	512,865
250,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	262,095
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI), 3/1/2017	1,067,190
1,085,000		Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021	1,129,550
2,000,000		Oxford, MI Area Community Schools, UT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.12%), 5/1/2022	2,073,460
		TOTAL	9,371,940
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Mississippi--2.4%
$1,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	$1,765,650
1,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(XL Capital Assurance Inc. INS), 3/1/2018	1,046,280
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	1,027,040
		TOTAL	3,838,970
		Missouri--0.6%
910,000		St. Louis, MO, Airport Revenue Bonds (Series A), 5.25% (MBIA Insurance Corp. INS), 7/1/2011	971,744
		Nevada--3.1%
2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,101,080
800,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	820,128
1,000,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	1,035,390
980,000		North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/ (Original Issue Yield: 5.05%), 12/1/2017	975,766
		TOTAL	4,932,364
		New Jersey--3.2%
600,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	632,346
915,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	929,430
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (Series 2005A), 5.00% (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024	394,596
3,000,000		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue Bonds (Series 2004B), 5.25% (MBIA Insurance Corp. INS), 12/15/2014	3,244,590
		TOTAL	5,200,962
		New Mexico--0.6%
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) 8/1/2012	989,990
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--4.0%
$365,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	$395,043
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/ (Original Issue Yield: 5.15%), 7/1/2020	2,042,960
800,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	839,024
1,010,000		New York City, NY, UT GO Bonds (Fiscal 2006 Series C), 5.00%, 8/1/2013	1,068,923
2,000,000		New York City, NY, UT GO Bonds, (Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	2,065,880
		TOTAL	6,411,830
		North Carolina--4.9%
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 1/1/2016	2,121,860
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (SeriesD), 5.50%, 1/1/2014	1,074,910
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	502,095
965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	1,009,361
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	3,195,540
		TOTAL	7,903,766
		Ohio--3.3%
1,275,000		Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00% (AMBAC INS), 12/1/2022	1,323,425
925,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.) Mandatory Tender 11/1/2011	967,448
3,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	3,099,450
		TOTAL	5,390,323
		Oregon--0.7%
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community), 12/1/2018	1,075,090
		Pennsylvania--8.2%
1,400,000		Allegheny County, PA HDA, Health System Revenue Bonds, (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.30%), 11/15/2015	1,670,480
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	451,721
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	$410,768
230,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	230,600
750,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 6.00% (Wesley Affiliated Services, Inc. Obligated Group), 1/1/2013	759,990
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,045,130
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	1,636,305
1,475,000		Pennsylvania State IDA, EDRBs, 5.25% (AMBAC INS), 7/1/2011	1,572,970
2,000,000		Philadelphia, PA Gas Works, Revenue Bonds (17th Series), 5.375% (FSA INS), 7/1/2021	2,121,240
1,090,000		Pittsburgh, PA, UT GO Bonds (Series 1993A), 5.50% (AMBAC INS), 9/1/2014	1,162,452
2,000,000		Pittsburgh, PA, UT GO Bonds (Series B), 5.25% (FSA INS), 9/1/2017	2,165,860
		TOTAL	13,227,516
		South Carolina--0.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,077,960
		Tennessee--1.3%
2,000,000		Memphis-Shelby County, TN Airport Authority, Special Facilities Revenue Refunding Bonds, 5.05% (FedEx Corp.), 9/1/2012	2,091,800
		Texas--10.3%
1,000,000		Abilene, TX Health Facilities Development Corp., Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	1,022,180
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (TXU Energy Co. LLC), Mandatory Tender 10/1/2014	1,058,700
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,065,500
1,500,000		Houston, TX Airport System, Subordinated Lien Revenue Bonds, 5.25% (FSA INS), 7/1/2012	1,601,970
500,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior Living Community), 2/15/2020	510,895
1,475,000		Houston, TX Hotel Occupancy Tax, Convention & Entertainment Special Revenue Bonds (Series 2001B), 5.375% (AMBAC INS), 9/1/2013	1,573,471
1,250,000		Mesquite, TX Health Facilities Development Corp., Retirement Facility Revenue Bonds (Series 2005), 5.50% (Christian Care Centers, Inc.), 2/15/2025	1,272,375
3,000,000		Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (FSA INS), 3/1/2021	3,148,530
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Sabine River Authority, TX, PCR Revenue Refunding Bonds (Series 2001A), 5.50% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2011	$1,057,650
250,000		Sabine River Authority, TX, Refunding PCR Bonds (Series 2003A), 5.80% (TXU Energy Co. LLC), 7/1/2022	265,373
1,250,000		Spring, TX Independent School District, UT GO Bonds, 5.00% (PSFG GTD)/(Original Issue Yield: 5.07%), 8/15/2017	1,305,038
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	526,575
1,000,000		Tyler, TX Health Facilities Development Corp., Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	1,044,900
1,050,000		University of North Texas, TX, Revenue Financing System Bonds (Series 2002), 5.00% (FGIC INS), 4/15/2017	1,095,612
		TOTAL	16,548,769
		Virginia--2.7%
680,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	715,237
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	1,093,870
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (U.S. Treasury PRF 12/1/2013 @100)/(Original Issue Yield: 7.50%), 12/1/2023	1,213,440
1,250,000		Virginia Beach, VA Development Authority, Public Facilities Revenue Bonds (Series 2003A), 5.00%, 12/1/2019	1,303,150
		TOTAL	4,325,697
		Washington--4.6%
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds, 6.00% (Skagit Valley Hospital), 12/1/2018	531,660
1,005,000		Snohomish County, WA Public Utility District No. 001, Refunding Generation System Revenue Bonds (Series 2002B), 5.25% (FSA INS), 12/1/2012	1,080,154
1,000,000		Spokane, WA, Refunding LT GO Bonds, 5.00% (FGIC INS), 6/1/2011	1,053,390
1,390,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,511,875
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	1,125,770
2,000,000		Washington State, Various Purpose Refunding LT GO Bonds (Series R-2003A), 5.00% (MBIA Insurance Corp. INS), 1/1/2016	2,098,100
		TOTAL	7,400,949
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--3.2%
$200,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	$208,212
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	510,065
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	2,144,600
940,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	997,011
1,250,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	1,266,513
		TOTAL	5,126,401
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $157,070,257)	160,517,099
		SHORT-TERM MUNICIPALS--0.4% [3]
		Alaska--0.2%
300,000		Valdez, AK Marine Terminal, (Series 2003B) Daily VRDNs (BP Pipelines (Alaska) Inc.)/(BP PLC GTD), 3.530%, 6/1/2006	300,000
		Tennessee--0.2%
330,000		Sevier County, TN Public Building Authority, (Series IV-E-3) Daily VRDNs (Union City, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.600%, 6/1/2006	330,000
		TOTAL SHORT-TERM MUNICIPALS (AT COST)	630,000
		TOTAL MUNICIPAL INVESTMENTS--100% (IDENTIFIED COST $157,700,257) [4]	161,147,099
		OTHER ASSETS AND LIABILITIES--NET	(462,138)
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(61,025,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$99,659,961

At May 31, 2006, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

At May 31, 2006, the Fund had the following open futures contracts:

Contracts	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Note 10-Year Futures	110	$11,541,406	September 2006	$21,887

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2006, these securities amounted to $2,401,418 which represents 1.5% of total market value.

3 Current rate and next reset date shown for variable rate demand notes.

4 The cost of investments for federal tax purposes amounts to $157,699,675.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2006.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

May 31, 2006 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$142,632,659	$161,147,099
Cash	20,868	43,867
Income receivable	2,351,075	2,491,242
Receivable for daily variation margin	--	36,389
Receivable for investments sold	664,350	1,084,700
TOTAL ASSETS	145,668,952	164,803,297
Liabilities:
Income distribution payable--Common Shares	416,268	399,451
Income distribution payable--Preferred Shares	30,309	5,684
Payable for transfer and dividend disbursing agent fees and expenses	5,560	5,464
Payable for investments purchased	--	3,693,550
Accrued expenses	45,406	14,187
TOTAL LIABILITIES	497,543	4,118,336
Auction Market Preferred Shares (2,147 and 2,441 shares, respectively, authorized and issued at $25,000 per share)	$53,675,000	$61,025,000
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$86,698,426	$98,478,870
Net unrealized appreciation of investments and futures contracts	7,664,245	3,468,729
Accumulated net realized loss on investments, swap contracts and futures contracts	(3,093,240)	(2,598,520)
Undistributed net investment income	226,978	310,882
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$91,496,409	$99,659,961
Common Shares Outstanding, ($0.01 par value, unlimited shares authorized):	6,117,495	6,946,981
Net asset value per share	$14.96	$14.35
Investments, at identified cost	$134,968,414	$157,700,257

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended May 31, 2006 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,878,855	$3,826,029
Expenses:
Investment adviser fee (Note 5)	400,337	442,018
Administrative personnel and services fee (Note 5)	74,795	74,795
Custodian fees	1,343	1,359
Transfer and dividend disbursing agent fees and expenses	16,981	16,774
Directors'/Trustees' fees	5,798	5,856
Auditing fees	29,851	27,902
Legal fees	3,162	3,164
Portfolio accounting fees	36,639	37,682
Printing and postage	8,845	7,563
Insurance premiums	3,647	3,662
Auction agent fees	3,241	3,241
Trailer commission fees (Note 2)	67,839	77,129
Miscellaneous	22,983	22,658
TOTAL EXPENSES	675,461	723,803
Waivers (Note 5):
Waiver of investment adviser fee	(145,577)	(160,734)
Waiver of administrative personnel and services fee	(68,631)	(39,095)
TOTAL WAIVERS	(214,208)	(199,829)
Net expenses	461,253	523,974
Net investment income	3,417,602	3,302,055
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on investments	104,836	(160,584)
Net realized gain on futures contracts	--	404,112
Net change in unrealized appreciation of investments	(551,607)	(655,813)
Net change in unrealized appreciation of futures contracts	--	11,364
Net realized and unrealized (loss) on investments and futures contracts	(446,771)	(400,921)
Income distributions declared to Preferred Shareholders	(836,778)	(968,048)
Change in net assets resulting from operations applicable to Common Shares	$2,134,053	$1,933,086

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005	Six Months Ended (unaudited) 5/31/2006	Year Ended 11/30/2005
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,417,602	$6,849,950	$3,302,055	$6,407,176
Net realized gain (loss) on investments, swap contracts and futures contracts	104,836	(678,904)	243,528	(1,191,339)
Net change in unrealized appreciation/depreciation of investments, swap contracts and futures contracts	(551,607)	3,318,476	(644,449)	633,617
Distributions from net investment income--Preferred Shares	(836,778)	(1,162,750)	(968,048)	(1,371,769)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	2,134,053	8,326,772	1,933,086	4,477,685
Distributions to Common Shareholders:
Distributions from net investment income--Common Shares	(2,679,028)	(5,947,075)	(2,396,709)	(5,262,338)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	28,188	43,091	--	--
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	28,188	43,091	--	--
Change in net assets	(516,787)	2,422,788	(463,623)	(784,653)
Net Assets Applicable to Common Shares:
Beginning of period	92,013,196	89,590,408	100,123,584	100,908,237
End of period	$91,496,409	$92,013,196	$99,659,961	$100,123,584
Undistributed net investment income included at end of period	$226,978	$325,182	$310,882	$373,584

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2006 (unaudited)

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund", or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies.

Prior to commencing operations on December 20, 2002, Federated Premier Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest (common shares) to Federated Investment Management Company (the "Investment Adviser"). The Fund issued 5,850,000 common shares in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $175,500 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 250,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,147 preferred shares at $25,000 per share before underwriting discount of $0.69 per share. Offering costs of $726,739 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

Prior to commencing operations on December 20, 2002, Federated Premier Intermediate Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares to the Investment Adviser. The Fund issued 6,400,000 common shares in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $192,000 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Investment Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 540,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,441 preferred shares at $25,000 per share before underwriting discount of $0.70 per share. Offering costs of $793,521 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Funds generally value short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value. Prices furnished by an independent pricing service for municipal bonds are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Investment Income, Expenses, and Distributions

Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2006 was 3.44% and 3.40%, respectively.

Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for preferred shares. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the six months ended May 31, 2006 were $67,839 and $77,129, respectively.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code"), applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2006, is as follows:

Federated Premier Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/( U.S. Treasury PRF 10/1/2012 @102), 10/1/2033	5/9/2003	$400,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	12/23/2004	$639,925
Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	10/23/2003	$765,285
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000

Federated Premier Intermediate Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033	5/9/2003	$600,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	12/9/2004	$789,424
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000

Futures Contracts

The Funds periodically may purchase and sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, each Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2006, the Federated Premier Intermediate Municipal Income Fund had net realized gains of $404,112 on futures contracts.

Futures contracts outstanding at period end, if any, are listed after each Fund's portfolio of investments.

Swap Contracts

The Funds may enter into swap contracts. A swap is an exchange of cash payments between a Fund and another party, which is based on a specific financial index. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. When a swap contract is closed, the Funds recognize a realized gain or loss. The swap contracts entered into by the Funds are on a forward settling basis.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The Funds use swaps for hedging purposes to reduce their exposure to interest rate fluctuations.

At May 31, 2006, the Funds had no open swap contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. COMMON SHARES

The following tables summarize share activity:

Federated Premier Municipal Income Fund	Six Months Ended 5/31/2006	Year Ended 11/30/2005
Shares issued	--	--
Shares issued to shareholders in payment of distributions declared	1,872	2,808
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,872	2,808
Federated Premier Intermediate Municipal Income Fund	Six Months Ended 5/31/2006	Year Ended 11/30/2005
Shares issued	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	--	--

4. FEDERAL TAX INFORMATION

At May 31, 2006, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation [1]
Federated Premier Municipal Income Fund	$134,967,919	$7,685,741	$ (21,001)	$7,664,740
Federated Premier Intermediate Municipal Income Fund	$157,699,675	$3,870,478	$(423,054)	$3,447,424

1 Excluding any unrealized depreciation on futures contracts.

At November 30, 2005, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $3,198,478 and $2,832,032, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Capital Loss Carryforward to Expire in:	2011	2012	2013	Total Capital Loss Carryforward
Fund:
Federated Premier Municipal Income Fund:	$207,100	$2,312,474	$ 678,904	$3,198,478
Federated Premier Intermediate Municipal Income Fund:	$ 57,890	$1,598,165	$1,175,977	$2,832,032

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the "Agreement") with Federated Investment Management Company (the "Adviser"), to serve as investment manager to the Fund. Pursuant to the Agreement, each Fund pays the Adviser an annual management fee, payable daily, at the annual rate of 0.55% of the Fund's managed assets.

In order to reduce fund expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2006, the net fee paid to FAS by Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund was 0.013% and 0.071%, respectively, of the average aggregate daily net assets of the Fund.

Organizational Expenses

Each Fund paid its organizational and offering expenses of up to $0.03 per common share in the fiscal year ended November 30, 2003. The Adviser paid organizational expenses and offering costs of each Fund that exceeded $0.03 per common share.

Interfund Transactions

During the six months ended May 31, 2006, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and /or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$ 2,600,00	$ 3,300,000
Federated Premier Intermediate Municipal Income Fund	$14,010,000	$13,350,000

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. PREFERRED SHARES

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered and currently have outstanding 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the Act's 200% asset coverage requirement, and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations (NRSROs) rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At May 31, 2006, there were no such restrictions on the Funds.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2006, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$ 6,291,381	$ 6,835,469
Federated Premier Intermediate Municipal Income Fund	$52,701,057	$50,776,289

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. SUBSEQUENT DIVIDEND DECLARATIONS--COMMON SHARES

On June 13, 2006, the Funds declared common share dividend distributions from their respective tax-exempt net investment income which were payable on July 3, 2006, to shareholders of record on record date June 23, 2006, as follows:

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Dividend per share	$0.0730	$0.0575

Evaluation and Approval of Advisory Contract

FEDERATED PREMIER MUNICIPAL INCOME FUND ("FMN" OR THE "FUND") FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND ("FPT" OR THE "FUND")

The Fund's Board reviewed each Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer appointed by the funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the investment company industry and market practices; the range of comparable fees for similar funds; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other closed-end funds with comparable investment programs to be particularly useful, given the high degree of competition in the investment company industry. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because, simply put, they are more relevant. For example, other closed-end funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to Federated registered investment companies as well as products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that registered investment companies and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, and portfolio management techniques made necessary by such differences. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of closed-end fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other regulated investment companies, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2005, FMN's performance was above the median of the relevant peer group.

FPT's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed FPT's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FPT.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Board also considered whether the Fund might benefit from "economies of scale" and noted that, as a "closed-end fund" which has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund's initial public offering), has not made and does not expect to make additional offerings to raise more assets, there are no meaningful "economies of scale" to be realized. Accordingly, the Board concluded that this was not a relevant consideration in its overall evaluation.

During the year ending December 31, 2005, the Funds' investment advisory fees after waivers and expense reimbursements, if any, for both Funds were above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Funds' advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Funds for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Funds by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

DISCLOSURE UPDATE

The Board of Trustees of the Funds approved the deletion of the following non-fundamental policy:

"Illiquid Securities - The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets."

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select "Closed-End Funds," select the name of the Fund, then select "sec.gov" opposite "SEC filings" to access the link to Form N-PX. This information is also available directly from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Closed-End Funds," selecting the name of the Fund, and then selecting "sec.gov" opposite "SEC filings" to access the link to Form N-Q.

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or e-mail CEinfo@FederatedInvestors.com.

Federated Securities Corp., Distributor

Cusip 31423P108
Cusip 31423P207
Cusip 31423M105
Cusip 31423M204

28583 (7/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

--------------------------------------------------------------------------------------------------------------
                                 (a)             (b)              (c)                    (d)
         Period            Total number of  Average price    Total number of         Maximum number (or
                            common shares      paid per     common shares (or   approximate dollar value) of
                             (or units)      common share  units) purchased as    common shares (or units)
                              purchased       (or unit)      part of publicly     that may yet be purchased
                                                            announced plans or   under the plans or programs
                                                                 programs
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #1                         -0-              NA               -0-                      None
(December 1, 2005 -
December 31, 2005)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #2                         -0-              NA               -0-                      None
(January 1, 2006-
January 31, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #3                         -0-              NA               -0-                      None
(February 1,
2006-February 28, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #4                         -0-              NA               -0-                      None
(March 1, 2006-
March 31, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #5                         -0-              NA               -0-                      None
(April 1, 2006-
April 30, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #6                         -0-              NA               -0-                      None
(May 1, 2006-
May 31, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL                            -0-              NA               -0-                       NA

--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                 (a)             (b)              (c)                     (d)
         Period            Total number of  Average price    Total number of         Maximum number (or
                          preferred shares     paid per      preferred shares   approximate dollar value) of
                             (or units)       preferred         (or units)       preferred shares (or units)
                              purchased       share (or     purchased as part     that may yet be purchased
                                                unit)       of publicly under
                                                            the plans or
                                                            programs announced
                                                            plans or
                                                                 programs
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #1                         -0-              NA               -0-                      None
(December 1, 2005 -
December 31, 2005)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #2                         -0-              NA               -0-                      None
(January 1, 2006-
January 31, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #3                         -0-              NA               -0-                      None
(February 1,
2006-February 28, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #4                         -0-              NA               -0-                      None
(March 1, 2006-
March 31, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #5                         -0-              NA               -0-                      None
(April 1, 2006-
April 30, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Month #6                         -0-              NA               -0-                      None
(May 1, 2006-
May 31, 2006)
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
TOTAL                            -0-              NA               -0-                       NA

--------------------------------------------------------------------------------------------------------------

Item 10.    Submission of Matters to a Vote of Security Holders

            No changes to report.

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

The following exhibits are filed with this report:

(a)(2) Certifications of Principal Executive Officer and Principal Financial
Officer.

(b) Certifications pursuant to 18 U.S.C. section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Premier Intermediate Municipal Income Fund

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        July 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 25, 2006

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer

Date        July 25, 2006